Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of restrict cash balances are included with cash and cash equivalents
	December 31
	2018	2017

Cash and cash equivalents	$1,410	$1,533
Restricted bank deposits	332	247
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$1,742	$1,780

Schedule of property, plant and equipment depreciation rates
%

Computers and software	20 - 33	(Mainly 33)
Office furniture and equipment	6 - 15	(Mainly 6)
Leasehold improvements	Over the shorter of the period of the lease or the life of the assets
Motor vehicles	15

Schedule of weighted average assumptions used in valuation of stock option
	Year ended December 31,
	2018	2017	2016

Risk-free interest	2.73%	2.05%	1.09%
Dividend yields	0	0	0
Volatility	55%	57%	85%
Expected option term	3.5 years	3.5 years	3.5 years
Forfeiture rate	0%	0%	0%